UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			January 31, 2002


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:		819,992



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER			   TITLE OF		  CUSIP	   VALUE	SHARES	SH/	PUT/	INV.  OTHER  VOTING AUTH
					   CLASS				   X1000			PRN	CALL	DISC   MGR	    SOLE


Advisory Board Co.                  COMMON       0762W107       5853      211,300    SH        SOLE            211,300
Adaptec, Inc.                       COMMON      00651F108      24227    1,670,800    SH        SOLE          1,670,800
AutoImmune Inc.                     COMMON      052776101       1335    1,042,800    SH        SOLE          1,042,800
Arden Realty, Inc.                  COMMON      039793104      17837      675,400    SH        SOLE            675,400
Ascential Software Corporation      COMMON      04362P108      11089    2,731,200    SH        SOLE          2,731,200
Archstone Communities Trust         COMMON      039581103      41346    1,572,100    SH        SOLE          1,572,100
Activision, Inc.                    COMMON      004930AA1      49699    1,909,300    SH        SOLE          1,909,300
Berkshire Hathaway Inc. Cl. B       COMMON      084670207      60142       23,942    SH        SOLE             23,942
Electronics Boutique Holdings Corp. COMMON      286045109      15820      400,000    SH        SOLE            400,000
Evergreen Resources Inc.            COMMON      299900308      16403      424,400    SH        SOLE            424,400
Fairmont Hotels & Resorts           COMMON      305204109      32844    1,368,500    SH        SOLE          1,368,500
Gillette Company                    COMMON      375766102     137483    4,117,500    SH        SOLE          4,117,500
Guidant Corporation                 COMMON      401698105      63998    1,285,100    SH        SOLE          1,285,100
Grey Wolf, Inc.                     COMMON      397888108       6502    2,189,100    SH        SOLE          2,189,100
Hutchinson Technologies             COMMON      448407AC0      22417      965,400    SH        SOLE            965,400
Jupiter Media Metrix, Inc.          COMMON      48206u104       2287    1,386,000    SH        SOLE          1,386,000
Martek Biosciences Corporation      COMMON      572901106      46478    2,136,909    SH        SOLE          2,136,909
Meridian Gold Inc.                  COMMON      589975101      14031    1,359,600    SH        SOLE          1,359,600
Mitchell Energy & Development Corp  COMMON      606592202      22836      427,000    SH        SOLE            427,000
Phillip Morris Companies, Inc.      COMMON      718154107      59504    1,299,500    SH        SOLE          1,299,500
Maxtor Corporation                  COMMON      577729205      12036    1,895,500    SH        SOLE          1,895,500
Network Associates Inc.             COMMON      640938106       6463      250,000    SH        SOLE            250,000
Neose Technologies                  COMMON      640522108      42948    1,169,600    SH        SOLE          1,169,600
Phillips Petroleum Company          COMMON      718507106      28693      476,160    SH        SOLE            476,160
Placer Dome Inc.                    COMMON      725906101      19093    1,750,000    SH        SOLE          1,750,000
Persistence Software, Inc.          COMMON      715329108       2262    1,824,000    SH        SOLE          1,824,000
PYR Energy Corporation              COMMON      693677106       5442    2,748,600    SH        SOLE          2,748,600
Qualcomm, Inc.                      COMMON      747525103      22781      451,100    SH        SOLE            451,100
XM Satellite Radio Holdings-ClassA  COMMON      983759101      28144    1,532,900    SH        SOLE          1,532,900






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